MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
Schedule of Marketable Securities With Contractual Maturities

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$31,024	$-	$390	$31,414	$18,193	$-	$96	$18,289
Corporate debentures	32,964	-	306	33,270	15,921	-	144	16,065

Total marketable securities	$63,988	$-	$696	$64,684	$34,114	$-	$240	$34,354

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$28,200	$(28)	$569	$28,741	$56,201	$-	$721	$56,922
Corporate debentures	37,362	(10)	743	38,095	52,419	(19)	467	52,867

Total marketable securities	$65,562	$(38)	$1,312	$66,836	$108,620	$(19)	$1,188	$109,789

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$-	$-	$-	$-	$1,062	$-	$19	$1,081
Corporate debentures	-	-	-	-	1,767	-	59	1,826

Total marketable securities	$-	$-	$-	$-	$2,829	$-	$78	$2,907